Forethought Life Insurance Company

October 20, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Forethought Life Insurance Company (“Registrant”)

Registration Statement on Form S-1

Dear Commissioners:

On behalf of Forethought Life Insurance Company (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement on Form S-1 for certain individual registered indexed linked annuity contracts to be issued by the Company. Financial statements, exhibits not included therein, and other omitted information will be added by pre-effective amendment.

If you have any questions concerning this filing, please call me at 860-325-1538.

Very truly yours,

/s/ Sarah M. Patterson
Sarah M. Patterson

Managing Director, General Counsel for Individual Markets
and Assistant Secretary